UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  DECEMBER 31, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2007

              USAA TAX EXEMPT INTERMEDIATE-TERM FUND



[LOGO OF USAA]
    USAA(R)

                     USAA TAX EXEMPT INTERMEDIATE-TERM Fund


                      3RD QUARTER Portfolio of Investments


                                DECEMBER 31, 2007

                                                                      (Form N-Q)

48459-0208                           (copyright)2008, USAA. All rights reserved.
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USAA TAX EXEMPT INTERMEDIATE-TERM FUND
DECEMBER 31, 2007 (UNAUDITED)


CATEGORIES AND DEFINITIONS
Fixed-rate instruments - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

Put bonds - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

Periodic auction reset bonds - interest rates are reset periodically through an auction mechanism. The bonds have the option to be sold at face value at each interest rate reset date to the extent that there are sufficient bids in the auction.

Variable-rate demand notes (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

Credit enhancements - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.



(INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., CIFG Assurance, N.A., College Construction Loan Insurance Association, Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., Radian Asset Assurance, Inc., or XL Capital Assurance.
(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: M&I Marshall & Ilsley Bank, Societe Generale, or SunTrust Bank.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

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USAA TAX EXEMPT INTERMEDIATE-TERM FUND
DECEMBER 31, 2007 (UNAUDITED)


(NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from one of the following: Fannie Mae, Federal Housing Association Insured Mortgage Nursing Home, Government National Mortgage Association, or Texas Permanent School Fund.


PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
EDA            Economic Development Authority
EDC            Economic Development Corp.
ETM            Escrowed to final maturity
IDA            Industrial Development Authority/Agency
IDB            Industrial Development Board
IDC            Industrial Development Corp.
ISD            Independent School District
MFH            Multifamily Housing
PRE            Prerefunded to a date prior to maturity
USD            Unified School District

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                            of INVESTMENTS (in thousands)


USAA TAX EXEMPT INTERMEDIATE-TERM FUND
DECEMBER 31, 2007 (UNAUDITED)

    PRINCIPAL                                            COUPON               FINAL          MARKET
       AMOUNT  SECURITY                                    RATE            MATURITY           VALUE
 ---------------------------------------------------------------------------------------------------


               FIXED-RATE INSTRUMENTS (91.5%)

               ALABAMA (1.6%)

$    2,155     Montgomery BMC Special Care Facilities
                    Financing Auth. (INS) (ETM)            4.88%         11/15/2018       $   2,203
       345     Montgomery BMC Special Care Facilities
                    Financing Auth. (INS)                  4.88          11/15/2018             350
    14,745     Montgomery BMC Special Care Facilities
                    Financing Auth. (INS) (PRE)            5.00          11/15/2021          16,043
    16,340     Montgomery Medical Clinic Board             4.75           3/01/2026          14,588
     5,000     Prattville IDB                              5.15           9/01/2013           5,168
     5,000     Private Colleges and Universities
                    Facilities Auth. (INS)                 4.75           9/01/2026           5,066
     2,000     Univ. of Alabama at Birmingham (INS) (PRE)  5.75           9/01/2020           2,153
                                                                                          ----------
                                                                                             45,571
                                                                                          ----------
               ALASKA (0.8%)

     7,650     Four Dam Pool Power Agency (LOC - Dexia
                    Credit Local)                          5.00           7/01/2021           7,881
     1,325     Housing Finance Corp.                       5.50          12/01/2017           1,346
     3,750     North Slope Borough (INS)                   4.36 (a)       6/30/2011           3,326
     2,000     State (INS)                                 4.75           4/01/2021           2,021
     2,520     State (INS)                                 4.75           4/01/2022           2,543
     2,000     State (INS)                                 4.75           4/01/2023           2,014
     4,110     State (INS)                                 4.75           4/01/2024           4,130
                                                                                          ----------
                                                                                             23,261
                                                                                          ----------
               ARIZONA (0.8%)

     1,170     Health Facilities Auth.                     4.50           4/01/2016           1,172
       425     Health Facilities Auth.                     5.00           4/01/2017             436
     1,150     Health Facilities Auth.                     4.75           4/01/2025           1,097
     2,500     Maricopa County Phoenix Union High School
                    District No. 210 (INS)                 4.50           7/01/2024           2,529
     3,270     Phoenix Civic Improvement Corp., 5.50%,
                    7/01/2013 (INS)                        4.50 (b)       7/01/2024           2,731
     2,115     Phoenix Civic Improvement Corp., 5.50%,
                    7/01/2013 (INS)                        4.54 (b)       7/01/2025           1,762
     2,000     Pinal County IDA (INS)                      5.25          10/01/2020           1,954
     1,250     Pinal County IDA (INS)                      5.25          10/01/2022           1,201
     2,000     Pinal County IDA (INS)                      4.50          10/01/2025           1,678
     1,535     State Univ. (INS)                           5.00           9/01/2024           1,596
     7,180     University Medical Center Corp.             5.00           7/01/2022           6,925
                                                                                          ----------
                                                                                             23,081
                                                                                          ----------
               ARKANSAS (0.6%)

     3,125     Baxter County                               5.00           9/01/2026           2,963
     6,230     Independence County                         5.00           1/01/2021           5,902
     4,905     Jefferson County                            4.60          10/01/2017           4,857
     2,275     Little Rock                                 5.70           1/01/2018           2,307
                                                                                          ----------
                                                                                             16,029
                                                                                          ----------

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USAA TAX EXEMPT INTERMEDIATE-TERM FUND
DECEMBER 31, 2007 (UNAUDITED)

    PRINCIPAL                                            COUPON               FINAL          MARKET
       AMOUNT  SECURITY                                    RATE            MATURITY           VALUE
 ---------------------------------------------------------------------------------------------------
               CALIFORNIA (9.8%)

$   10,000     Chabot-Las Positas Community College
                    District (INS)                         4.85% (a)      8/01/2022       $   4,899
     5,000     Chabot-Las Positas Community College
                    District (INS)                         4.88 (a)       8/01/2023           2,309
     2,000     Coronado Community Dev. Agency (INS)        5.00           9/01/2024           2,070
    10,000     Foothill/Eastern Transportation Corridor
                    Agency  (ETM)                          7.05           1/01/2010          10,760
    15,000     Foothill/Eastern Transportation Corridor
                    Agency  (PRE)                          7.10           1/01/2011          16,436
     9,085     Foothill/Eastern Transportation Corridor
                    Agency  (PRE)                          7.15           1/01/2013           9,963
     6,745     Kern County Board of Education (INS)        5.00           6/01/2026           6,957
     5,000     Long Beach Bond Finance Auth.               5.25          11/15/2023           5,029
    20,000     Los Angeles Department of Water and Power
                    (INS) (c)                              4.75           7/01/2025          20,565
     3,320     Modesto Irrigation District (INS)           5.64 (a)       7/01/2017           2,091
     3,325     Modesto Irrigation District (INS)           5.69 (a)       7/01/2018           1,975
     5,000     Public Works Board                          5.50           6/01/2019           5,427
     1,430     Sacramento City Financing Auth. (INS)       5.00          12/01/2024           1,480
    15,265     Sacramento Municipal Utility District
                    Financing Auth. (INS)                  4.75           7/01/2024          15,690
     4,720     Salinas Union High School District (INS)    4.37 (a)       6/01/2016           3,343
     2,000     Salinas Union High School District (INS)    4.37 (a)      10/01/2016           1,397
     3,525     San Bernardino County Redevelopment
                    Agency (INS)                           5.00           9/01/2025           3,525
     2,395     San Diego USD                               4.50           7/01/2025           2,412
    16,795     San Joaquin Hills Transportation Corridor
                    Agency  (ETM)                          7.45           1/01/2008          16,795
     4,365     San Jose                                    4.95           4/01/2012           4,455
     3,000     San Jose USD (INS)                          4.50           6/01/2024           2,947
     7,065     Santa Clara County Financing Auth. (INS)    4.75           5/15/2023           7,299
     7,400     Santa Clara County Financing Auth. (INS)    4.75           5/15/2024           7,603
     7,750     Santa Clara County Financing Auth. (INS)    4.75           5/15/2025           7,930
     3,500     Santa Rosa Rancheria Tachi Yokut Tribe (d)  5.00           3/01/2020           3,517
     2,175     Semitropic Improvement District (INS)       5.25          12/01/2018           2,324
     2,500     Solano Community College District (INS)     4.85 (a)       8/01/2023           1,146
     4,735     Solano Community College District (INS)     4.88 (a)       8/01/2024           2,047
     4,035     South Orange County Public Financing
                    Auth. (INS)                            5.00           8/15/2022           4,255
     4,920     South Orange County Public Financing
                    Auth. (INS)                            5.00           8/15/2025           5,058
    11,720     State (INS)                                 5.00           6/01/2024          12,317
    10,000     State                                       5.00          12/01/2024          10,343
    10,000     State                                       5.00           5/01/2025          10,224
    13,000     State                                       5.00          12/01/2026          13,332
     5,000     State                                       5.00          11/01/2027           5,115
     1,245     State Systemwide Univ. (INS)                5.50          11/01/2015           1,363
     3,120     Statewide Communities Dev. Auth.            5.00           5/15/2021           3,109
     3,275     Statewide Communities Dev. Auth.            5.00           5/15/2022           3,247
     3,440     Statewide Communities Dev. Auth.            5.00           5/15/2023           3,387
     3,610     Statewide Communities Dev. Auth.            5.00           5/15/2024           3,529
     3,795     Statewide Communities Dev. Auth.            5.00           5/15/2025           3,677

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USAA TAX EXEMPT INTERMEDIATE-TERM FUND
DECEMBER 31, 2007 (UNAUDITED)

    PRINCIPAL                                            COUPON               FINAL          MARKET
       AMOUNT  SECURITY                                    RATE            MATURITY           VALUE
 ---------------------------------------------------------------------------------------------------
$   18,960     Tobacco Securitization Auth.                4.75%          6/01/2025       $  17,979
                                                                                          ----------
                                                                                            269,326
                                                                                          ----------
               COLORADO (2.4%)

     4,500     Adams County (INS)                          4.38           9/01/2017           4,653
     5,000     Adams County (INS)                          5.10           1/01/2019           5,175
     2,000     Arapahoe County School District No. 6
                    (INS)                                  5.25          12/01/2018           2,146
     2,585     Arapahoe County School District No. 6
                    (INS)                                  5.25          12/01/2019           2,774
     2,000     Arapahoe County School District No. 6
                    (INS)                                  5.25          12/01/2020           2,146
     2,000     Arapahoe County School District No. 6
                    (INS)                                  5.25          12/01/2021           2,146
     1,000     Denver Health and Hospital Auth.  (PRE)     5.20          12/01/2012           1,029
       635     Denver Health and Hospital Auth.  (PRE)     5.25          12/01/2013             654
     2,400     Denver Health and Hospital Auth.  (PRE)     6.25          12/01/2016           2,659
     2,200     Denver Health and Hospital Auth.  (PRE)     5.38          12/01/2018           2,267
    30,955     Denver Health and Hospital Auth.            4.75          12/01/2027          27,871
     1,000     Health Facilities Auth.                     5.25           6/01/2023           1,019
     2,140     Pueblo School District No. 60 (INS)         5.25          12/15/2020           2,297
     9,045     State (INS)                                 5.00          11/01/2023           9,465
                                                                                          ----------
                                                                                             66,301
                                                                                          ----------
               CONNECTICUT (0.9%)

     1,000     Mashantucket (Western) Pequot Tribe  (d)    5.60           9/01/2009           1,015
     4,400     Mashantucket (Western) Pequot Tribe  (d)    5.70           9/01/2012           4,451
    16,500     Mashantucket (Western) Pequot Tribe  (d)    5.75           9/01/2018          16,593
     4,000     State Health and Educational Facilities
                    Auth. (INS)                            5.00           7/01/2025           3,991
                                                                                          ----------
                                                                                             26,050
                                                                                          ----------
               DELAWARE (0.4%)

     1,495     Health Facilities Auth. (INS)               4.80           5/01/2017           1,495
     1,830     Health Facilities Auth. (INS)               4.90           5/01/2018           1,836
     1,000     Health Facilities Auth. (INS)               5.00           5/01/2019           1,005
     1,515     Health Facilities Auth. (INS)               5.05           5/01/2020           1,521
     1,010     Municipal Electric Corp. (INS)              5.25           7/01/2013           1,074
     1,460     Municipal Electric Corp. (INS)              5.25           7/01/2017           1,552
     1,580     Municipal Electric Corp. (INS)              5.25           7/01/2018           1,667
                                                                                          ----------
                                                                                             10,150
                                                                                          ----------
               DISTRICT OF COLUMBIA (2.0%)

    30,000     Convention Center Auth. (INS) (PRE)(c)      5.00          10/01/2018          30,746
     6,000     State (INS)                                 5.00           1/01/2019           6,204
     4,560     State (INS) (PRE)                           6.20           7/01/2019           4,855
     7,000     State (INS)                                 5.00           1/01/2025           7,226
     7,930     State (INS)                                 4.75           5/01/2027           6,680
                                                                                          ----------
                                                                                             55,711
                                                                                          ----------
               FLORIDA (4.2%)

     5,165     Brevard County (INS)                        5.00           7/01/2025           5,342
     6,500     Broward County (INS)                        5.00           7/01/2023           6,781
     4,000     Broward County (INS)                        5.00           7/01/2024           4,159
     3,710     Broward County (INS)                        5.00           7/01/2025           3,831

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                            of INVESTMENTS (in thousands)


USAA TAX EXEMPT INTERMEDIATE-TERM FUND
DECEMBER 31, 2007 (UNAUDITED)

    PRINCIPAL                                            COUPON               FINAL          MARKET
       AMOUNT  SECURITY                                    RATE            MATURITY           VALUE
 ---------------------------------------------------------------------------------------------------
$    7,905     Dade County (INS)                           6.00% (a)     10/01/2011       $   6,713
     8,610     Dade County (INS)                           6.10 (a)      10/01/2012           6,865
     8,760     Dade County (INS) (PRE)                     6.20 (a)      10/01/2013           6,562
     3,270     Flagler County School Board (INS)           5.00           8/01/2025           3,377
     4,250     Indian River County School Board (INS)      5.00           7/01/2024           4,402
     5,000     JEA St. Johns River Power Park (INS)        5.00          10/01/2020           5,287
     2,055     Miami Beach Health Facilities Auth.         6.13          11/15/2011           2,111
     1,670     Miami Dade County (INS)                     5.00           4/01/2022           1,759
     2,805     Miami Dade County (INS)                     5.00           4/01/2023           2,934
     8,375     Miami Dade County (INS)                     4.75          11/01/2023           8,547
     9,830     Miami Dade County (INS)                     4.75          11/01/2024           9,982
     2,500     Miami Dade County (INS)                     5.00          10/01/2026           2,609
     2,345     Miami Dade County, 5.00%, 10/01/2013
                    (INS)                                  4.54 (b)      10/01/2024           1,854
     3,670     Miami Dade County, 5.00%, 10/01/2013
                    (INS)                                  4.57 (b)      10/01/2025           2,889
     7,450     Palm Beach County Health Facilities Auth.
                    (INS)                                  5.00          12/01/2021           7,450
     1,500     Palm Beach County School Board (INS)        5.25           8/01/2018           1,600
     1,000     Palm Beach County School Board (INS)        5.00           8/01/2022           1,043
     6,000     Seminole Tribe  (d)                         5.75          10/01/2022           6,015
    14,815     Seminole Tribe  (d)                         5.50          10/01/2024          14,257
                                                                                          ----------
                                                                                            116,369
                                                                                          ----------
               GEORGIA (0.4%)

     5,000     Coweta County Dev. Auth. (INS)              4.35           9/01/2018           5,005
     5,000     Savannah Hospital Auth. (INS)               5.00           7/01/2018           5,114
                                                                                          ----------
                                                                                             10,119
                                                                                          ----------
               GUAM (0.2%)

     6,000     Education Financing Foundation (INS)        4.50          10/01/2026           5,009
                                                                                          ----------
               HAWAII (0.2%)

     5,000     Housing Finance and Dev. Corp.              5.45           7/01/2017           5,224
                                                                                          ----------
               IDAHO (0.1%)

     1,000     Health Facilities Auth.  (PRE)              5.25           5/01/2014           1,007
     1,000     Univ. of Idaho (INS)                        4.75           4/01/2022           1,031
                                                                                          ----------
                                                                                              2,038
                                                                                          ----------
               ILLINOIS (6.3%)

     2,475     Annawan Village                             5.63           1/01/2018           2,372
     1,000     Bedford Park Village                        4.60          12/01/2017             986
     3,240     Bedford Park Village                        4.80          12/01/2020           3,179
     1,050     Channahon                                   6.25           1/01/2010           1,070
     6,040     Channahon                                   6.88           1/01/2020           6,520
     2,000     Chicago  (PRE)                              5.00          11/01/2019           2,134
     5,000     Chicago                                     6.63          12/01/2022           5,216
    29,925     Chicago School Board (INS)                  4.82 (a)      12/01/2013           23,936
     2,170     Chicago-O'Hare International Airport
                    (INS)                                  5.50           1/01/2014           2,317
     7,000     Chicago-O'Hare International Airport
                    (INS)                                  5.00           1/01/2021           7,341
    10,000     Chicago-O'Hare International Airport
                    (INS)                                  5.00           1/01/2022          10,452
     2,000     Finance Auth.                               5.00           8/15/2017           1,865
       750     Finance Auth.                               5.25           4/01/2022             747
     2,000     Finance Auth.                               5.00           4/01/2023           1,983

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                            of INVESTMENTS (in thousands)


USAA TAX EXEMPT INTERMEDIATE-TERM FUND
DECEMBER 31, 2007 (UNAUDITED)

    PRINCIPAL                                            COUPON               FINAL          MARKET
       AMOUNT  SECURITY                                    RATE            MATURITY           VALUE
 ---------------------------------------------------------------------------------------------------
$   10,500     Finance Auth. (INS)                         5.00%         11/15/2023       $  10,804
     4,165     Finance Auth.                               5.00           4/01/2025           4,070
     8,000     Finance Auth.                               4.50          11/15/2026           7,295
     1,750     Finance Auth.                               5.40           4/01/2027           1,714
     1,000     Health Facilities Auth.                     5.25           9/01/2013           1,016
     2,000     Health Facilities Auth.                     5.25           9/01/2014           2,032
    10,000     Health Facilities Auth. (INS)               5.00           6/01/2018          10,156
     2,500     Health Facilities Auth.                     5.25           9/01/2018           2,534
     3,000     Health Facilities Auth. (INS)               5.00           2/15/2020           3,085
     4,250     Health Facilities Auth.  (PRE)              6.80          11/15/2020           4,697
       825     Housing Dev. Auth.                          4.55           7/01/2021             820
     2,110     Housing Dev. Auth.                          4.60           7/01/2023           2,100
     8,050     Lake County Community Unit School
                    District (INS)                         5.13 (a)      12/01/2016           5,625
     2,500     Metropolitan Pier and Exposition Auth.,
                    5.20%, 6/15/2012 (INS)                 5.20 (b)       6/15/2017           2,199
     2,500     Metropolitan Pier and Exposition Auth.,
                    5.30%, 6/15/2012 (INS)                 5.30 (b)       6/15/2018           2,208
     4,000     Metropolitan Pier and Exposition Auth.,
                    5.40%, 6/15/2012 (INS)                 5.40 (b)       6/15/2019           3,527
     2,000     Northeastern Illinois Univ.                 4.75          10/01/2025           1,987
     4,735     Northern Illinois Univ. (INS)               4.88           4/01/2018           4,905
     5,820     Univ. of Illinois (INS) (PRE)               5.25           8/15/2015           6,082
     4,000     Univ. of Illinois (INS) (PRE)               5.25           8/15/2016           4,180
     7,815     Univ. of Illinois (INS) (PRE)               5.00           8/15/2020           8,310
     4,200     Volo Village Special Service Area No. 4     5.00           3/01/2016           4,118
    14,070     Will County Forest Preserve District
                    (INS)                                  5.40 (a)      12/01/2017           9,209
                                                                                          ----------
                                                                                            172,791
                                                                                          ----------
               INDIANA (3.1%)

     7,465     Bond Bank  (PRE)                            5.50           8/01/2016           7,974
     1,900     Finance Auth.                               5.00          10/01/2027           1,909
     6,725     Health and Educational Facilities
                    Financing Auth.                        5.00           2/15/2022           6,740
     1,400     Health Facility Financing Auth.             5.25           2/15/2018           1,417
     5,000     Health Facility Financing Auth. (INS)
                    (PRE)                                  5.15          11/01/2019           5,183
     6,000     Indianapolis                                6.05           1/15/2010           6,125
     4,950     Municipal Power Agency (INS)                5.25           1/01/2017           5,325
     2,100     Municipal Power Agency (INS)                5.25           1/01/2018           2,242
     6,000     Rockport (INS)                              4.63           6/01/2025           5,873
     1,150     St. Joseph County                           5.45           2/15/2017           1,158
     7,260     St. Joseph County                           5.75           2/15/2019           7,333
    20,000     State Finance Auth. (INS) (c)               4.55          12/01/2024          20,021
    11,000     Univ. of Southern Indiana (INS) (c)         5.00          10/01/2018          11,521
     1,500     Vanderburgh County Redevelopment
                    District                               5.00           2/01/2026           1,409
                                                                                          ----------
                                                                                             84,230
                                                                                          ----------
               IOWA (0.5%)

     5,500     Finance Auth. (INS) (PRE)                   5.25           7/01/2015           5,670
     1,325     Finance Auth. (INS)                         5.00          12/01/2021           1,324
     1,390     Finance Auth. (INS)                         5.00          12/01/2022           1,381
     1,460     Finance Auth. (INS)                         5.00          12/01/2023           1,444
     1,535     Finance Auth. (INS)                         5.00          12/01/2024           1,509
     1,610     Finance Auth. (INS)                         5.00          12/01/2025           1,569

8

  P O R T F O L I O
=======================---------------------------------------------------------
                            of INVESTMENTS (in thousands)


USAA TAX EXEMPT INTERMEDIATE-TERM FUND
DECEMBER 31, 2007 (UNAUDITED)

    PRINCIPAL                                            COUPON               FINAL          MARKET
       AMOUNT  SECURITY                                    RATE            MATURITY           VALUE
 ---------------------------------------------------------------------------------------------------
$    1,690       Finance Auth. (INS)                       5.00%         12/01/2026       $   1,636
                                                                                          ----------
                                                                                             14,533
                                                                                          ----------
               KANSAS (0.8%)

     2,000     Wyandotte County                            4.75          12/01/2016           1,991
    19,000     Wyandotte County                            5.00          12/01/2020          18,830
                                                                                          ----------
                                                                                             20,821
                                                                                          ----------
               LOUISIANA (2.7%)

     2,150     Local Government Environmental Facilities
                    and Community Dev. Auth. (INS)         5.25          12/01/2015           2,322
     2,260     Local Government Environmental Facilities
                    and Community Dev. Auth. (INS)         5.25          12/01/2016           2,430
     2,355     Local Government Environmental Facilities
                    and Community Dev. Auth. (INS)         5.25          12/01/2017           2,521
     7,000     New Orleans (INS)                           5.13           9/01/2021           7,298
     6,825     Office Facilities Corp. (INS)               5.38           5/01/2018           7,250
     2,000     Office Facilities Corp. (INS)               5.25          11/01/2018           2,129
     5,175     Offshore Terminal Auth.                     5.20          10/01/2018           5,210
     7,015     Orleans Levee District (INS)                5.95          11/01/2010           7,100
     4,275     Orleans Levee District (INS)                5.95          11/01/2014           4,326
     4,540     Orleans Levee District (INS)                5.95          11/01/2015           4,630
     2,000     Public Facilities Auth.                     5.00           7/01/2021           2,023
     4,450     St. Martin Parish                           4.35          10/01/2012           4,471
     3,955     St. Tammany Parish Hospital Service
                    District No. 1 (INS)                   5.00           7/01/2018           3,770
     9,000     Transportation Auth. (INS)                  4.38          12/01/2023           8,969
     9,000     Transportation Auth. (INS)                  4.38          12/01/2024           8,907
                                                                                          ----------
                                                                                             73,356
                                                                                          ----------
               MAINE (0.1%)

     1,715     Housing Auth.                               5.35          11/15/2021           1,756
     1,500     Jay                                         4.85           5/01/2019           1,458
                                                                                          ----------
                                                                                              3,214
                                                                                          ----------
               MARYLAND (0.1%)

     3,945     Community Dev. Administration               5.88           7/01/2016           3,988
                                                                                          ----------
               MASSACHUSETTS (2.2%)

     4,500     Commonwealth (INS) (PRE)                    5.50           3/01/2018           4,872
     5,000     Commonwealth  (PRE)                         5.25          10/01/2020           5,478
     7,775     Commonwealth (INS) (PRE)                    5.38           8/01/2021           8,437
     5,105     Federal Highway                             5.75           6/15/2015           5,448
     4,000     Health and Educational Facilities Auth.     5.00           7/15/2027           3,640
     5,545     Massachusetts Bay Transportation Auth.      4.60 (a)       7/01/2022           2,768
     7,790     Massachusetts Bay Transportation Auth.      4.65 (a)       7/01/2023           3,677
     5,000     Massachusetts Bay Transportation Auth.      4.70 (a)       7/01/2024           2,228
     1,600     Massachusetts Bay Transportation Auth.      4.73 (a)       7/01/2025             673
     3,215     Springfield (INS) (PRE)                     5.25           1/15/2019           3,511
       250     Water Pollution Abatement Trust             4.75           8/01/2023             259
       105     Water Pollution Abatement Trust             4.75           8/01/2024             108
    20,000     Water Pollution Abatement Trust             4.35           8/01/2025          19,755

  P O R T F O L I O
=======================---------------------------------------------------------
                            of INVESTMENTS (in thousands)


USAA TAX EXEMPT INTERMEDIATE-TERM FUND
DECEMBER 31, 2007 (UNAUDITED)

    PRINCIPAL                                            COUPON               FINAL          MARKET
       AMOUNT  SECURITY                                    RATE            MATURITY           VALUE
 ---------------------------------------------------------------------------------------------------
$      110     Water Pollution Abatement Trust             4.75%          8/01/2025       $     113
                                                                                          ----------
                                                                                             60,967
                                                                                          ----------
               MICHIGAN (2.0%)

     4,765     Detroit Building Auth. (LOC - Comerica
                    Bank, N.A.)                            6.15           2/01/2011           4,775
     4,000     Detroit Downtown Dev. Auth. (INS)           5.00           7/01/2018           4,031
    25,000     Dickinson County EDC                        4.80          11/01/2018          24,402
     2,390     Higher Education Facilities Auth.  (PRE)    5.35           6/01/2013           2,435
     2,250     Hospital Finance Auth.                      6.25          10/01/2016           2,270
     2,000     Kent Hospital Finance Auth.                 5.50           7/01/2020           2,048
    18,000     State Building Auth. (INS)                  4.81 (a)      10/15/2022           8,810
     2,675     State Hospital Finance Auth.                5.00          11/15/2019           2,736
     3,400     State Hospital Finance Auth.                5.00          11/15/2022           3,429
                                                                                          ----------
                                                                                             54,936
                                                                                          ----------
               MINNESOTA (1.9%)

     1,080     Chippewa County                             5.38           3/01/2022           1,029
     5,120     Chippewa County                             5.50           3/01/2027           4,794
    18,015     Cohasset  (c)                               4.95           7/01/2022          17,726
     1,000     Higher Education Facilities Auth.           5.00           4/01/2023           1,027
     2,500     Higher Education Facilities Auth.           4.50          10/01/2027           2,389
        20     Housing Finance Agency                      6.00           1/01/2018              20
     3,000     Municipal Power Agency                      4.38          10/01/2025           2,825
     4,000     St. Paul Housing and Redevelopment Auth.    5.70          11/01/2015           4,040
     1,500     St. Paul Housing and Redevelopment Auth.    5.85          11/01/2017           1,514
     7,680     St. Paul Housing and Redevelopment Auth.    5.15          11/15/2020           7,400
     3,500     St. Paul Housing and Redevelopment Auth.    5.25           5/15/2026           3,453
     5,260     Washington County Hospital and
                    Redevelopment Auth.                    5.38          11/15/2018           5,239
                                                                                          ----------
                                                                                             51,456
                                                                                          ----------
               MISSISSIPPI (0.8%)

    15,595     Hospital Equipment and Facilities Auth.
                    (PRE)                                  6.35          12/01/2015          16,170
     1,650     Hospital Equipment and Facilities Auth.     5.00          12/01/2016           1,680
     1,500     Lincoln County (INS)                        5.50           4/01/2018           1,522
     3,630     Union County  (ETM)                         5.50           3/01/2009           3,732
                                                                                          ----------
                                                                                             23,104
                                                                                          ----------
               MISSOURI (1.1%)

    17,545     Cape Girardeau County Health Care
                    Facilities IDA                         5.00           6/01/2027          16,737
     1,000     Cass County                                 5.00           5/01/2022             954
     3,315     Cass County                                 5.38           5/01/2022           3,289
     2,000     Cass County                                 5.50           5/01/2027           1,950
     2,000     Dev. Finance Board                          4.75           6/01/2025           1,864
     3,000     Fenton City                                 4.50           4/01/2021           2,964
     1,760     Riverside IDA (INS)                         5.00           5/01/2020           1,724
     1,330     St. Joseph IDA                              5.00           4/01/2027           1,359
                                                                                          ----------
                                                                                             30,841
                                                                                          ----------

10

  P O R T F O L I O
=======================---------------------------------------------------------
                            of INVESTMENTS (in thousands)


USAA TAX EXEMPT INTERMEDIATE-TERM FUND
DECEMBER 31, 2007 (UNAUDITED)

    PRINCIPAL                                            COUPON               FINAL          MARKET
       AMOUNT  SECURITY                                    RATE            MATURITY           VALUE
 ---------------------------------------------------------------------------------------------------
               MONTANA (0.3%)

$    6,500     Forsyth (INS)                               4.65%          8/01/2023       $   6,458
     2,450     Health Facilities Auth.                     6.38           6/01/2018           2,458
                                                                                          ----------
                                                                                              8,916
                                                                                          ----------
               NEBRASKA (0.5%)

       620     Investment Finance Auth. (INS)              5.30          11/15/2012             627
     2,000     Investment Finance Auth. (INS)              5.45          11/15/2017           2,021
       500     Platte County Hospital Auth. No. 1 (INS)    5.50           5/01/2010             516
       500     Platte County Hospital Auth. No. 1 (INS)    5.55           5/01/2011             521
       500     Platte County Hospital Auth. No. 1 (INS)    5.65           5/01/2012             520
       500     Platte County Hospital Auth. No. 1 (INS)    5.75           5/01/2013             520
       500     Platte County Hospital Auth. No. 1 (INS)    5.90           5/01/2015             520
     3,500     Platte County Hospital Auth. No. 1 (INS)    6.05           5/01/2020           3,646
     2,940     Scotts Bluff County Hospital Auth. (PRE)    5.13          11/15/2019           3,050
       560     Scotts Bluff County Hospital Auth.          5.13          11/15/2019             567
                                                                                          ----------
                                                                                             12,508
                                                                                          ----------
               NEVADA (0.5%)

     1,000     Clark County (INS)                          4.50          11/01/2016           1,014
     5,000     Clark County (INS) (PRE)                    5.25           7/01/2019           5,348
     2,865     Clark County                                5.00           5/15/2020           2,926
     6,040     Department of Business and Industry (INS)   5.76 (a)       1/01/2017           3,832
     2,000     Reno (INS) (PRE)                            5.00           5/15/2018           2,085
                                                                                          ----------
                                                                                             15,205
                                                                                          ---------------
               NEW HAMPSHIRE (0.2%)

     5,000     Business Finance Auth.                      5.85          12/01/2022           5,118
                                                                                          ----------
               NEW JERSEY (1.3%)

     2,000     EDA                                         5.75          12/01/2016           1,994
     5,000     EDA (INS)                                   5.00           7/01/2022           5,270
     8,830     EDA                                         5.25           9/01/2023           9,459
    13,500     EDA                                         5.50           6/15/2024          13,081
     5,000     Tobacco Settlement Financing Corp.          5.00           6/01/2017           4,994
                                                                                          ----------
                                                                                             34,798
                                                                                          ----------
               NEW MEXICO (0.5%)

     4,890     Jicarilla Apache Nation  (d)                5.00           9/01/2018           5,100
     3,250     Jicarilla Apache Nation  (d)                5.50           9/01/2023           3,445
     4,000     Sandoval County                             4.38           6/01/2020           3,996
                                                                                          ----------
                                                                                             12,541
                                                                                          ----------
               NEW YORK (10.8%)

        20     Dormitory Auth.                             5.75           2/15/2010              20
       310     Dormitory Auth.                             5.75           2/15/2010             317
        20     Dormitory Auth.                             5.75           2/15/2011              20
        15     Dormitory Auth.                             5.75           2/15/2012              15
       510     Dormitory Auth.                             5.75           2/15/2012             521
     5,500     Dormitory Auth.                             5.75           7/01/2013           5,940

  P O R T F O L I O
=======================---------------------------------------------------------
                            of INVESTMENTS (in thousands)


USAA TAX EXEMPT INTERMEDIATE-TERM FUND
DECEMBER 31, 2007 (UNAUDITED)

    PRINCIPAL                                            COUPON               FINAL          MARKET
       AMOUNT  SECURITY                                    RATE            MATURITY           VALUE
 ---------------------------------------------------------------------------------------------------
$    6,000     Dormitory Auth.  (PRE)                      5.20%          2/15/2015       $   6,107
     5,000     Dormitory Auth.                             5.20           2/15/2015           5,084
     1,500     Dormitory Auth.                             5.25           7/01/2015           1,634
     4,000     Dormitory Auth.                             5.20           2/15/2016           4,066
     5,420     Dormitory Auth. (LOC - Allied Irish Banks
                    plc)                                   4.40           7/01/2016           5,584
     2,005     Dormitory Auth.                             5.25           7/01/2016           2,173
     4,760     Dormitory Auth.                             5.30           2/15/2017           4,839
     2,000     Dormitory Auth.                             5.25           7/01/2017           2,156
       585     Dormitory Auth.                             5.50           8/15/2017             596
    12,560     Dormitory Auth.  (ETM)                      5.30           2/15/2019           13,852
     5,000     Dormitory Auth.  (PRE)                      5.38           3/15/2019           5,508
     1,915     Dormitory Auth.                             5.00           7/01/2019           1,959
     1,085     Dormitory Auth.  (PRE)                      5.00           7/01/2019           1,128
     5,000     Dormitory Auth.                             5.00           7/01/2020           4,811
     3,975     Dormitory Auth.  (PRE)                      5.05           2/01/2022           4,241
     2,000     Dormitory Auth.  (PRE)                      5.38           3/15/2022           2,203
    24,935     Dormitory Auth.                             5.00           7/01/2022          23,796
     2,500     Dutchess County IDA                         4.50           8/01/2026           2,420
     3,975     East Rochester Housing Auth. (NBGA)         4.05           2/15/2012           4,034
     2,000     East Rochester Housing Auth. (NBGA)         4.63           2/15/2017           2,083
       215     Housing Finance Agency                      6.25           9/15/2010             218
       885     Housing Finance Agency  (PRE)               6.00           9/15/2016             903
       195     Housing Finance Agency  (PRE)               6.00           9/15/2016             197
     3,000     Long Island Power Auth.                     5.25           6/01/2014           3,279
     6,970     Metropolitan Transportation Auth.           5.00          11/15/2023           7,310
     6,800     Metropolitan Transportation Auth.           5.00          11/15/2024           7,104
    16,565     Metropolitan Transportation Auth.           5.00          11/15/2024          17,244
     2,500     Metropolitan Transportation Auth. (INS)     5.00          11/15/2024           2,670
     1,700     New York City                               6.00           4/15/2012           1,719
    26,625     New York City                               5.50           8/01/2015          28,714
       545     New York City  (PRE)                        5.63           8/01/2015             601
     4,455     New York City                               5.63           8/01/2015           4,849
     3,135     New York City  (PRE)                        5.75           8/01/2016           3,475
     6,865     New York City                               5.75           8/01/2016           7,511
     5,000     New York City                               5.25          10/15/2019           5,344
     4,330     New York City                               5.13          12/01/2022           4,589
     3,500     New York City                               5.00           4/01/2023           3,635
    10,000     New York City                               5.00           6/01/2023          10,393
     6,000     New York City                               5.13          12/01/2023           6,329
    10,000     New York City                               5.00           4/01/2024          10,351
     5,240     New York City  (e)                          5.00           8/01/2024           5,448
     2,175     New York City IDA (INS)                     4.15           7/01/2014           2,032
     1,050     New York City IDA (INS)                     4.75           7/01/2019             977
    10,000     New York City Municipal Water Finance
                    Auth.                                  5.38           6/15/2017          10,759
       205     New York City Transitional Finance Auth.
                    (INS) (PRE)                            5.25           8/01/2019             223
     4,795     New York City Transitional Finance Auth.
                    (INS)                                  5.25           8/01/2019           5,134
     6,000     Seneca Nation Indians Capital
                    Improvements Auth.  (d)                5.00          12/01/2023           5,359
       775     Suffolk County IDA                          5.00          11/01/2013             787
     1,880     Suffolk County IDA                          5.00          11/01/2014           1,903
     1,000     Suffolk County IDA                          5.00          11/01/2015           1,009
     3,180     Suffolk County IDA (INS)                    4.75           6/01/2026           2,701
     9,615     Thruway Auth. (INS) (PRE)                   5.25           4/01/2015          10,398
     6,000     Thruway Auth. (INS) (PRE)                   5.25           4/01/2016           6,489

12

  P O R T F O L I O
=======================---------------------------------------------------------
                            of INVESTMENTS (in thousands)


USAA TAX EXEMPT INTERMEDIATE-TERM FUND
DECEMBER 31, 2007 (UNAUDITED)

    PRINCIPAL                                            COUPON               FINAL          MARKET
       AMOUNT  SECURITY                                    RATE            MATURITY           VALUE
 ---------------------------------------------------------------------------------------------------
$   11,000      Tobacco Settlement Financing Corp.         5.50%          6/01/2018       $  11,700
                                                                                          ----------
                                                                                            296,461
                                                                                          ----------
               NORTH CAROLINA (1.0%)

     6,000     Eastern Municipal Power Agency              5.50           1/01/2012           6,309
     4,885     Eastern Municipal Power Agency              5.50           1/01/2015           5,148
     1,830     Eastern Municipal Power Agency              5.50           1/01/2016           1,924
     1,000     Eastern Municipal Power Agency              5.50           1/01/2017           1,048
     5,500     Medical Care Commission                     5.00           7/01/2027           5,041
     5,000     Municipal Power Agency No. 1                5.50           1/01/2013           5,304
     4,000     Wake County Industrial Facilities and
                    Pollution Control Financing Auth.      5.38           2/01/2017           4,178
                                                                                          ----------
                                                                                             28,952
                                                                                          ----------
               NORTH DAKOTA (0.1%)

     1,000     Grand Forks (INS)                           5.00          12/15/2022           1,055
     2,055     Williams County                             5.00          11/01/2021           2,028
                                                                                          ----------
                                                                                              3,083
                                                                                          ----------
               OHIO (1.7%)

    25,000     Buckeye Tobacco Settlement Financing
                    Auth.                                  5.13           6/01/2024          23,670
     2,400     Fairview Park (INS)                         4.13          12/01/2020           2,416
     4,000     Franklin County                             5.80          10/01/2014           4,146
     2,650     Franklin County                             5.50           7/01/2017           2,660
    10,000     Hamilton (INS)                              4.65          10/15/2022          10,228
     1,090     Housing Finance Agency (NBGA)               5.10           9/01/2017           1,130
     1,750     Miami County                                5.25           5/15/2021           1,770
     2,000     Miami County                                5.25           5/15/2026           1,971
                                                                                          ----------
                                                                                             47,991
                                                                                          ----------
               OKLAHOMA (1.6%)

     5,360     Cherokee Nation (INS) (d)                   4.60          12/01/2021           4,787
    12,330     Chickasaw Nation                            5.38          12/01/2017          12,516
     5,000     Chickasaw Nation                            6.00          12/01/2025           5,039
     3,895     Comanche County Hospital Auth. (INS)        5.25           7/01/2022           3,938
     3,000     Comanche County Hospital Auth. (INS)        5.25           7/01/2023           3,028
     1,400     Norman Regional Hospital Auth.              5.50           9/01/2024           1,420
    13,100     Norman Regional Hospital Auth.              5.00           9/01/2027          12,310
     2,425     Valley View Hospital Auth.                  6.00           8/15/2014           2,536
                                                                                          ----------
                                                                                             45,574
                                                                                          ----------
               OREGON (0.1%)

     1,000     Washington, Yamhill and Multnomah
                    Counties Hillsboro School District
                    No. 1J (INS)                           4.58 (a)       6/15/2025             406
     5,900     Washington, Yamhill and Multnomah
                    Counties Hillsboro School District
                    No. 1J (INS)                           4.59 (a)       6/15/2026           2,261
                                                                                          ----------
                                                                                              2,667
                                                                                          ----------
               PENNSYLVANIA (0.9%)

     1,000     Allegheny County IDA                        5.00           9/01/2021             969
     1,250     Allegheny County IDA                        5.10           9/01/2026           1,179

  P O R T F O L I O
=======================---------------------------------------------------------
                            of INVESTMENTS (in thousands)


USAA TAX EXEMPT INTERMEDIATE-TERM FUND
DECEMBER 31, 2007 (UNAUDITED)

    PRINCIPAL                                            COUPON               FINAL          MARKET
       AMOUNT  SECURITY                                    RATE            MATURITY           VALUE
 ---------------------------------------------------------------------------------------------------
$   16,300      Allegheny County IDA                       4.75%         12/01/2032       $  16,375
     5,500     Higher Educational Facility Auth. (INS)     5.25           8/01/2014           5,717
     1,615     Lancaster County Hospital Auth.             5.00          11/01/2026           1,603
                                                                                          ----------
                                                                                             25,843
                                                                                          ----------
               RHODE ISLAND (0.8%)

       340     Health and Educational Building Corp.
                   (INS)                                   5.50           5/15/2012             347
     4,345     Health and Educational Building Corp.
                    (LOC - Allied Irish Banks plc)         5.88          11/15/2014           4,521
       765     Health and Educational Building Corp.
                    (INS)                                  5.50           5/15/2016             782
     7,850     Health and Educational Building Corp.
                    (INS)                                  5.00           5/15/2026           8,074
     1,650     Housing and Mortgage Finance Corp.          5.13           4/01/2017           1,694
     5,915     Housing and Mortgage Finance Corp.          4.65          10/01/2026           5,903
                                                                                          ----------
                                                                                             21,321
                                                                                          ----------
               SOUTH CAROLINA (1.6%)

    11,000     Berkeley County                             4.88          10/01/2014          11,379
     4,250     Georgetown County                           5.95           3/15/2014           4,546
     5,000     Georgetown County                           5.70           4/01/2014           5,285
     5,000     Lexington County Health Services
                    District, Inc.                         5.00          11/01/2024           5,038
     7,335     Lexington County Health Services
                    District, Inc.                         5.00          11/01/2026           7,317
     5,870     SCAGO Educational Facilities Corp. (INS)    4.75          12/01/2026           5,467
     6,325     SCAGO Educational Facilities Corp. (INS)    4.75          12/01/2026           5,963
                                                                                          ----------
                                                                                             44,995
                                                                                          ----------
               SOUTH DAKOTA (0.2%)

     6,305     Housing Dev. Auth. (INS)                    5.15          11/01/2020           6,517
                                                                                          ----------
               Tennessee (1.1%)

     2,125     Johnson City Health and Educational
                    Facilities Board                       5.25           7/01/2026           2,094
     3,000     Knox County Health, Educational, and
                    Housing Facilities Board (INS)         5.50           4/15/2011           3,040
     1,000     Nashville and Davidson County Health and
                    Educational Facilities Board (INS)     5.10           8/01/2019           1,001
       745     Shelby County Health, Educational and
                    Housing Facility Board  (PRE)          6.00           9/01/2016             834
     1,255     Shelby County Health, Educational and
                    Housing Facility Board  (PRE)          6.00           9/01/2016           1,404
       935     Shelby County Health, Educational and
                    Housing Facility Board  (PRE)          6.25           9/01/2018           1,056
     1,565     Shelby County Health, Educational and
                    Housing Facility Board  (PRE)          6.25           9/01/2018           1,768
     3,500     Springfield Health and Educational
                    Facilities Board                       5.25           8/01/2018           3,504
    14,750     Sullivan County Health, Educational and
                    Housing Facilities Board               5.25           9/01/2026           14,568
                                                                                          ----------
                                                                                             29,269
                                                                                          ----------
               TEXAS (17.7%)

       910     Alamo Community College District (INS)
                    (PRE)                                  5.00          11/01/2020             971
     1,050     Alamo Community College District (INS)      5.00          11/01/2020           1,102

14

  P O R T F O L I O
=======================---------------------------------------------------------
                            of INVESTMENTS (in thousands)


USAA TAX EXEMPT INTERMEDIATE-TERM FUND
DECEMBER 31, 2007 (UNAUDITED)

    PRINCIPAL                                            COUPON               FINAL          MARKET
       AMOUNT  SECURITY                                    RATE            MATURITY           VALUE
 ---------------------------------------------------------------------------------------------------
$    2,300     Austin (INS)                                5.00%         11/15/2024       $   2,418
     5,410     Austin Higher Education Auth.  (PRE)        5.13           8/01/2016           5,474
     5,610     Austin Utility Systems (INS)                5.15 (a)       5/15/2017           3,800
     1,855     Bastrop ISD (NBGA)                          5.55 (a)       2/15/2014           1,469
     3,030     Bastrop ISD (NBGA)                          5.55 (a)       2/15/2015           2,290
     3,055     Bastrop ISD (NBGA)                          5.60 (a)       2/15/2016           2,199
     3,155     Bastrop ISD (NBGA)                          5.60 (a)       2/15/2017           2,159
     4,540     Bexar County Health Facilities Dev.
                    Corp.                                  5.00           7/01/2027           4,268
    32,925     Brazos River Auth.                          5.38           4/01/2019          32,130
     1,805     Carroll ISD (NBGA)                          4.38           2/15/2024           1,792
     2,745     Carroll ISD (NBGA)                          4.38           2/15/2025           2,706
     5,365     Cass County IDC                             5.35           4/01/2012           5,507
     2,680     Central Regional Mobility Auth., 4.55%,
                    1/01/2014 (INS)                        4.55 (b)       1/01/2020           2,066
     3,445     Central Regional Mobility Auth., 4.60%,
                    1/01/2014 (INS)                        4.60 (b)       1/01/2021           2,644
     8,235     Clint ISD Public Facility Corp.  (PRE)      7.00           5/01/2019           8,675
     2,600     Conroe ISD (NBGA)                           5.00           2/15/2023           2,729
     3,100     Conroe ISD (NBGA)                           5.00           2/15/2024           3,244
    10,410     Dallas Area Rapid Transit (INS) (PRE)(c)    5.00          12/01/2018          11,112
     8,370     Dallas ISD (NBGA)                           4.75           8/15/2025           8,611
    13,745     Denton ISD (NBGA)                           5.03 (a)       8/15/2023           6,384
    16,500     Denton ISD (NBGA)                           5.06 (a)       8/15/2024           7,179
     4,700     Eagle Mountain-Saginaw ISD (NBGA)           4.38           8/15/2025           4,627
     4,905     Eagle Mountain-Saginaw ISD (NBGA)           4.38           8/15/2026           4,808
     1,450     Edgewood ISD (NBGA)                         4.90           8/15/2018           1,509
     1,520     Edgewood ISD (NBGA)                         4.88           8/15/2019           1,579
     1,595     Edgewood ISD (NBGA)                         5.00           8/15/2020           1,668
     1,675     Edgewood ISD (NBGA)                         5.00           8/15/2021           1,739
     2,245     Ennis ISD (NBGA)                            4.56 (a)       8/15/2024             959
     3,715     Ennis ISD (NBGA)                            4.58 (a)       8/15/2025           1,495
     3,720     Ennis ISD (NBGA)                            4.60 (a)       8/15/2026           1,415
       575     Fort Worth Higher Education Finance
                    Corp.                                  5.63          10/01/2008             575
     6,580     Fort Worth ISD (NBGA) (PRE)                 5.00           2/15/2018           6,942
     2,070     Harrison County Health Facilities Dev.
                    Corp. (INS) (PRE)                      5.50           1/01/2018           2,111
     1,895     Hidalgo County Health Services Corp.        4.75           8/15/2017           1,853
       350     Hidalgo County Health Services Corp.        5.00           8/15/2019             343
     3,805     Hidalgo County Health Services Corp.        5.00           8/15/2022           3,654
     1,785     Hidalgo County Health Services Corp.        5.00           8/15/2026           1,657
     3,000     Houston (INS)                               5.00           3/01/2019           3,164
     3,635     Houston ISD Public Facility Corp. (INS)     5.35 (a)       9/15/2015           2,671
     4,955     Houston ISD Public Facility Corp. (INS)     5.35 (a)       9/15/2015           3,641
     2,635     Houston ISD Public Facility Corp. (INS)     5.38 (a)       9/15/2016           1,841
     6,955     Houston ISD Public Facility Corp. (INS)     5.38 (a)       9/15/2016           4,860
     3,885     Houston ISD Public Facility Corp. (INS)     5.40 (a)       9/15/2017           2,578
     5,000     Irving ISD (NBGA)                           5.31 (a)       2/15/2025           2,087
     4,360     Jefferson County Health Facilities Dev.
                    Corp. (INS)                            5.20           8/15/2021           4,539
     2,200     Judson ISD (INS)                            5.00           2/01/2023           2,299
     1,500     Judson ISD (INS)                            5.00           2/01/2024           1,563
     1,595     La Porte ISD (INS)                          5.00           2/15/2022           1,677
     3,535     La Porte ISD (INS)                          5.00           2/15/2024           3,693
       530     Laredo ISD                                  5.06           2/01/2008             531
     3,830     Lewisville (INS)                            5.38           9/01/2015           3,820

  P O R T F O L I O
=======================---------------------------------------------------------
                            of INVESTMENTS (in thousands)


USAA TAX EXEMPT INTERMEDIATE-TERM FUND
DECEMBER 31, 2007 (UNAUDITED)

    PRINCIPAL                                            COUPON               FINAL          MARKET
       AMOUNT  SECURITY                                    RATE            MATURITY           VALUE
 ---------------------------------------------------------------------------------------------------
$    4,555     Lower Colorado River Auth. (INS)            4.38%          5/15/2025       $   4,464
     4,555     Lower Colorado River Auth. (INS)            4.38           5/15/2026           4,442
     3,100     Marlin ISD Public Facility Corp.
                    (acquired 7/22/1998; cost $3,151)(f)   5.85           2/15/2018           3,166
     3,425     Mesquite Health Facilities Dev. Corp.       5.50           2/15/2025           3,382
     2,040     Midlothian Dev. Auth. (INS)                 5.00          11/15/2018           2,063
     2,235     Midlothian Dev. Auth. (INS)                 5.00          11/15/2021           2,226
    10,000     Midlothian Dev. Auth.                       6.00          11/15/2024          10,290
     1,695     Midlothian Dev. Auth. (INS)                 5.00          11/15/2026           1,643
     2,950     Midlothian Dev. Auth.                       5.13          11/15/2026           2,785
     2,800     Northside ISD (NBGA) (PRE)                  5.00           2/15/2017           2,954
     2,500     Northside ISD (NBGA)                        5.00           2/15/2017           2,616
     2,865     Northside ISD (NBGA) (PRE)                  5.00           2/15/2018           3,023
     2,555     Northside ISD (NBGA)                        5.00           2/15/2018           2,659
     2,965     Northwest ISD (NBGA)                        5.00           8/15/2023           3,121
     3,110     Northwest ISD (NBGA)                        5.00           8/15/2024           3,263
     1,770     Northwest ISD (NBGA)                        5.00           8/15/2025           1,851
     1,220     Nueces River Auth. (INS)                    5.00           7/15/2023           1,286
     1,530     Nueces River Auth. (INS)                    5.00           7/15/2024           1,608
    11,530     Plano ISD (NBGA) (PRE)                      5.00           2/15/2019          12,164
     5,945     Plano ISD (NBGA)                            5.00           2/15/2019           6,188
     2,965     Plano ISD (NBGA)                            4.50           2/15/2023           2,992
     3,115     Plano ISD (NBGA)                            4.50           2/15/2024           3,131
     3,275     Plano ISD (NBGA)                            4.50           2/15/2025           3,278
    19,050     Port of Corpus Christi IDC                  5.40           4/01/2018          19,058
     2,000     Red River Education Finance Corp.           4.38           3/15/2025           1,905
     5,255     Red River Education Finance Corp.           4.38           3/15/2026           4,961
     8,395     Rockwall ISD (NBGA)                         5.14 (a)       2/15/2022           4,195
    10,000     San Antonio  (PRE)                          5.38           2/01/2019          10,804
     1,965     San Leanna Education Facilities Corp.       5.13           6/01/2023           1,960
     1,000     San Leanna Education Facilities Corp.       5.13           6/01/2024             991
     1,545     San Leanna Education Facilities Corp.       5.13           6/01/2025           1,518
     5,200     Schertz-Cibolo-Universal City ISD (NBGA)    4.86 (a)       2/01/2023           2,467
     3,320     State                                       5.00           8/01/2016           3,585
     3,750     Tarrant County Cultural Education
                    Facilities Finance Corp.               5.25          11/15/2022           3,763
     9,410     Tarrant County Cultural Education
                    Facilities Finance Corp.               5.50          11/15/2022           8,767
     1,100     Tarrant County Cultural Education
                    Facilities Finance Corp.               6.00          11/15/2026           1,082
     8,300     Tarrant County Cultural Education
                    Facilities Finance Corp.               5.13           5/15/2027           8,042
     8,000     Tarrant Regional Water District (INS)       5.25           3/01/2017           8,621
     2,000     Tarrant Regional Water District (INS)       5.25           3/01/2019           2,140
     2,000     Tarrant Regional Water District (INS)       5.25           3/01/2020           2,140
     5,000     Tarrant Regional Water District (INS)       4.38           3/01/2021           5,003
     7,000     Transportation Commission                   4.38           4/01/2025           6,936
    18,000     Transportation Commission                   4.50           4/01/2026          18,073
     4,000     Transportation Commission                   4.75           4/01/2027           4,094
     3,895     Tyler Health Facilities Dev. Corp.          5.25           7/01/2011           4,019
     2,125     Tyler Health Facilities Dev. Corp.          5.25           7/01/2012           2,196
     1,500     Tyler Health Facilities Dev. Corp.          5.25           7/01/2013           1,555
     7,170     Tyler Health Facilities Dev. Corp.          5.25          11/01/2019           7,148
     7,945     Tyler Health Facilities Dev. Corp.          5.25          11/01/2021           7,835
     3,360     Tyler Health Facilities Dev. Corp.          5.25          11/01/2022           3,287
     3,800     Tyler Health Facilities Dev. Corp.          5.25          11/01/2023           3,694

16

  P O R T F O L I O
=======================---------------------------------------------------------
                            of INVESTMENTS (in thousands)


USAA TAX EXEMPT INTERMEDIATE-TERM FUND
DECEMBER 31, 2007 (UNAUDITED)

    PRINCIPAL                                            COUPON               FINAL          MARKET
       AMOUNT  SECURITY                                    RATE            MATURITY           VALUE
 ---------------------------------------------------------------------------------------------------
$    8,745     Tyler Health Facilities Dev. Corp.          5.25%          7/01/2026       $   8,638
     4,500     Univ. of Texas Board of Regents  (PRE)      5.38           8/15/2017           4,842
     7,000     Univ. of Texas Board of Regents (NBGA)
                    (PRE)                                  5.25           7/01/2018           7,520
    12,605     Univ. of Texas Board of Regents             4.25           8/15/2025          12,296
    11,900     Univ. of Texas Board of Regents             4.25           8/15/2026          11,526
     1,795     Weatherford ISD (NBGA)                      4.73 (a)       2/15/2023             846
     1,795     Weatherford ISD (NBGA)                      4.77 (a)       2/15/2024             798
     5,970     Williamson County (INS)                     5.13           2/15/2022           6,407
     1,385     Wylie ISD (NBGA)                            5.00 (a)       8/15/2014           1,077
     1,690     Wylie ISD (NBGA)                            5.10 (a)       8/15/2015           1,254
                                                                                          ----------
                                                                                            486,465
                                                                                          ----------
               UTAH (0.2%)

     4,410     Intermountain Power Agency (INS) (ETM)      5.00           7/01/2012           4,416
                                                                                          ----------
               VERMONT (0.1%)

     3,000     Educational and Health Buildings
                    Financing Agency  (PRE)                5.50           7/01/2018           3,066
                                                                                          ----------
               VIRGINIA (2.6%)

     1,750     Albemarle County IDA                        5.00           1/01/2024           1,606
     2,290     College Building Auth.                      5.00           6/01/2021           2,290
    11,280     College Building Auth.                      5.00           6/01/2026          10,840
    15,570     Farms of New Kent Community Dev. Auth.      5.13           3/01/2036          13,566
     3,889     Peninsula Town Center Community Dev.
                    Auth.                                  5.80           9/01/2017           3,870
     6,752     Peninsula Town Center Community Dev.
                    Auth.                                  6.25           9/01/2024           6,734
     5,378     Peninsula Town Center Community Dev.
                    Auth.                                  6.35           9/01/2028           5,338
     5,510     Public School Auth.                         5.00           8/01/2017           5,798
    10,000     Public School Auth.  (PRE)                  5.13           8/01/2019          10,421
     5,000     Richmond Convention Center Auth.  (PRE)     6.13           6/15/2020           5,399
     1,000     Small Business Financing Auth.              5.13           9/01/2022           1,006
     1,775     State Housing Dev. Auth.                    4.35           1/01/2017           1,801
     1,810     State Housing Dev. Auth.                    4.35           7/01/2017           1,836
                                                                                          ----------
                                                                                             70,505
                                                                                          ----------
               WASHINGTON (0.9%)

     2,500     Health Care Facilities Auth. (INS)          5.25           8/15/2017           2,533
     2,500     Health Care Facilities Auth. (INS)          5.30           8/15/2018           2,534
     1,800     Health Care Facilities Auth. (INS)          5.00          12/01/2023           1,826
     2,000     Health Care Facilities Auth. (INS)          5.00          12/01/2024           2,022
     2,310     Health Care Facilities Auth. (INS)          5.00          12/01/2025           2,323
     4,715     Higher Education Facilities Auth.  (PRE)    5.20          10/01/2017           4,787
     1,470     Higher Education Facilities Auth.           5.20          10/01/2017           1,488
     2,000     Housing Finance Commission (INS)            5.88           7/01/2019           2,048
     5,000     King County Housing Auth. (INS)             5.20           7/01/2018           5,020
                                                                                          ----------
                                                                                             24,581
                                                                                          ----------
               WISCONSIN (0.8%)

     4,130     Health and Educational Facilities Auth.
                    (INS)                                  5.25           8/15/2012           4,178
     5,000     Health and Educational Facilities Auth.
                    (INS)                                  5.13           8/15/2020           5,146
     8,300     Health and Educational Facilities Auth.     5.13           2/15/2026           7,996
     4,020     Housing and EDA                             4.85           9/01/2017           4,142

  P O R T F O L I O
=======================---------------------------------------------------------
                            of INVESTMENTS (in thousands)


USAA TAX EXEMPT INTERMEDIATE-TERM FUND
DECEMBER 31, 2007 (UNAUDITED)

    PRINCIPAL                                            COUPON               FINAL          MARKET
       AMOUNT  SECURITY                                    RATE            MATURITY           VALUE
 ---------------------------------------------------------------------------------------------------
$    1,345     Kaukauna Area School District (INS)         4.85%          3/01/2017       $   1,405
                                                                                          ----------
                                                                                             22,867
                                                                                          ----------
               Total Fixed-Rate Instruments (cost: $2,505,218)                            2,522,135
                                                                                          ----------

               PUT BONDS (4.6%)

               CALIFORNIA (0.7%)

     3,000     Health Facilities Financing Auth.           4.95           7/01/2026           3,136
     7,500     Statewide Communities Dev. Auth.  (d)       5.25           5/15/2025           7,619
     8,270     Statewide Communities Dev. Auth.            4.70          11/01/2036           8,441
                                                                                          ----------
                                                                                             19,196
                                                                                          ----------
               Georgia (0.3%)

     8,495     DeKalb County Housing Auth.                 4.70          10/01/2031           8,623
                                                                                          ----------
               ILLINOIS (1.2%)

    15,000     Chicago                                     4.75           3/01/2030          15,395
    10,000     Educational Facilities Auth.                4.45           3/01/2034          10,224
     7,500     Educational Facilities Auth.                4.75          11/01/2036           7,771
                                                                                          ----------
                                                                                             33,390
                                                                                          ----------
               MICHIGAN (1.0%)

    15,000     Monroe County EDC (INS)                     4.65          10/01/2024          15,476
    10,550     Strategic Fund (INS)                        4.85           9/01/2030          10,997
                                                                                          ----------
                                                                                             26,473
                                                                                          ----------
               MONTANA (0.2%)

     5,000     Forsyth (INS)                               5.00          10/01/2032           5,086
                                                                                          ----------
               NEW YORK (0.3%)

     8,500     Hempstead                                   5.00          12/01/2010           8,524
                                                                                          ----------
               TENNESSEE (0.1%)

     2,075     Knox County Health, Educational, and
                    Housing Facilities Board (NBGA)        4.90           6/01/2031           2,167
                                                                                          ----------
               TEXAS (0.5%)

     3,510     Beaumont MFH Finance Corp. (NBGA)           4.70          12/15/2031           3,592
     5,250     Gateway Public Facility Corp. (NBGA)        4.55           7/01/2034           5,463
     3,620     Montgomery County Housing Finance Corp.
                    (NBGA)                                 4.85           6/01/2031           3,720
                                                                                          ----------
                                                                                             12,775
                                                                                          ----------
               WISCONSIN (0.3%)

     9,000     Madison                                     4.88          10/01/2027           9,374
                                                                                          ----------
               Total Put Bonds (cost: $122,406)                                             125,608
                                                                                          ----------

18

  P O R T F O L I O
=======================---------------------------------------------------------
                            of INVESTMENTS (in thousands)


USAA TAX EXEMPT INTERMEDIATE-TERM FUND
DECEMBER 31, 2007 (UNAUDITED)

    PRINCIPAL                                            COUPON               FINAL          MARKET
       AMOUNT  SECURITY                                    RATE            MATURITY           VALUE
 ---------------------------------------------------------------------------------------------------
               PERIODIC AUCTION RESET BONDS (1.3%)

               CALIFORNIA (0.6%)

$   15,200     Statewide Communities Development Auth.
                    (INS)                                 15.50%         12/01/2028       $  15,200
                                                                                          ----------
               FLORIDA (0.5%)

    15,000     Orange County Health Facilities Auth.
                    (INS)                                  7.00          10/08/2026          15,000
                                                                                          ----------
               OKLAHOMA (0.2%)

     5,900        Tulsa County Industrial Auth.            5.53           1/01/2039           5,900
                                                                                          ----------
               Total Periodic Auction Reset Bonds (cost: $36,100)                            36,100
                                                                                          ----------

               VARIABLE-RATE DEMAND NOTES (1.9%)

               ALABAMA (0.5%)

    15,050     McIntosh                                    4.30           7/01/2028          15,050
                                                                                          ----------
               FLORIDA (0.2%)

     5,000     Broward County Health Facilities Auth.
                    (INS)(LIQ)                             5.00           9/01/2032           5,000
       200     Sarasota County Public Hospital Board       3.80           7/01/2037             200
                                                                                          ----------
                                                                                              5,200
                                                                                          ----------
               MICHIGAN (0.5%)

    14,200     Strategic Fund                              7.00          12/01/2008          14,200
                                                                                          ----------
               PUERTO RICO (0.3%)

     7,100     Sales Tax Financing Corp. (LIQ) (d)         3.77           8/01/2057           7,100
                                                                                          ----------
               WISCONSIN (0.4%)

     9,695     Health and Educational Facilities Auth.
                    (LIQ)(INS)                             5.75           4/01/2036           9,695
                                                                                          ----------
               Total Variable-Rate Demand Notes (cost: $51,245)                              51,245
                                                                                          ----------


               TOTAL INVESTMENTS (COST: $2,714,969)                                     $ 2,735,088
                                                                                          ==========

  N O T E S
=======================---------------------------------------------------------
                            to Portfolio of INVESTMENTS


USAA TAX EXEMPT INTERMEDIATE-TERM FUND
DECEMBER 31, 2007 (UNAUDITED)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Tax Exempt Intermediate-Term Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

20

  N O T E S
=======================---------------------------------------------------------
                            to Portfolio of INVESTMENTS
                            (continued)


USAA TAX EXEMPT INTERMEDIATE-TERM FUND
DECEMBER 31, 2007 (UNAUDITED)

B. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

C. As of December 31, 2007, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of December 31, 2007, were $55,967,000 and $35,848,000, respectively, resulting in net unrealized appreciation of $20,119,000.

D. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,755,353,000 at December 31, 2007, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Zero-coupon security. Rate represents the effective yield at the date of purchase.

(b) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

(c) At December 31, 2007, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

(d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(e) At December 31, 2007, the aggregate market value of securities purchased on a when-issued basis was $5,448,000.

(f) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at December 31, 2007, was $3,166,000, which represented 0.1% of the Fund's net assets.




ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended December 31, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    02/28/2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    02/28/2008
         ------------------------------


By:*     /s/ ROBERT GALINDO, JR.
         ----------------------------------------------------
         Signature and Title:  Robert Galindo, Jr., Treasurer

Date:    02/28/2008
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.